Consolidated Statements of Equity (Deficit) (Parentheticals) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Transactions, Parenthetical Disclosures [Abstract]
Distribution declared to parent, per share amount	$ 0.04	$ 0.02
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Net foreign currency translation gains, net of tax	$ 143	$ 130	$ 173
Net deferred losses on cash flow hedges, net of tax	(1)	(1)	(2)
Unrealized loss related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans, net of tax	$ (219)	$ (112)	$ (83)